Summary of significant accounting policies - Schedule of fair value and the non-recurring losses due to impairment of the related assets (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of significant accounting policies
Equity method investments, Fair Value	¥ 143,955,394
Equity investments without readily determinable fair value			¥ 10,805,868
Total	143,955,394
Goodwill impairment loss	13,966,789	$ 1,967,181
Equity method investments impairment loss	29,123,511	$ 29,123,511	0	¥ 0
Equity investments without readily determinable fair value impairment loss	58,005,769		¥ 78,462,371
Total	¥ 101,096,069